Consolidated statement of changes in equity - USD ($)	Share capital	Share Premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Other reserve	Accumulated losses	Equity/(deficit) attributable to equity holders of the Parent Company	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2024	$ 24,746	$ 353,883,768	$ 564,127	$ 2,372,514	$ (16,603,786)	$ 1,886,000	$ (339,845,041)	$ 2,282,328	$ (2,970,273)	$ (687,945)
Profit or (Loss) for the year							432,200	432,200		432,200
Other comprehensive loss for the year					(1,400,601)			(1,400,601)		(1,400,601)
Total comprehensive loss for the period					(1,400,601)		432,200	(968,401)		(968,401)
Issuance of shares (note 11)	166	295,559						295,725		295,725
Other reserves (note 14.1)						2,000,000		2,000,000		2,000,000
Share-based compensation charge (note 12)			67,502					67,502		67,502
Ending Balance at Jun. 30, 2025	24,912	354,179,327	631,629	2,372,514	(18,004,387)	3,886,000	(339,412,841)	3,677,154	(2,970,273)	706,881
Beginning Balance at Dec. 31, 2024	24,746	353,883,768	564,127	2,372,514	(16,603,786)	1,886,000	(339,845,041)	2,282,328	(2,970,273)	(687,945)
Ending Balance at Dec. 31, 2025	24,910	354,179,329	661,495	2,294,456	(16,247,136)	3,534,927	(338,532,319)	5,915,662	(2,970,273)	2,945,389
Profit or (Loss) for the year							(520,182)	(520,182)		(520,182)
Other comprehensive loss for the year				75,081	(258,137)			(183,056)		(183,056)
Total comprehensive loss for the period				75,081	(258,137)		(520,182)	(703,238)		(703,238)
Share-based compensation charge (note 12)			68,993					68,993		68,993
Ending Balance at Jun. 30, 2026	$ 24,910	$ 354,179,329	$ 730,488	$ 2,369,537	$ (16,505,273)	$ 3,534,927	$ (339,052,501)	$ 5,281,417	$ (2,970,273)	$ 2,311,144